Pursuant to Rule 497(e)
                                                        Registration No. 2-78513

                        DAILY TAX FREE INCOME FUND, INC.

                     SUPPLEMENT DATED JUNE 18, 2007, TO THE
                       PROSPECTUS DATED FEBRUARY 28, 2007

                  The Board of Directors (the "Board") of Daily Tax Free Income Fund, Inc. has determined that it is in the best interests of the Daily Tax Free Income Fund, Inc. ("DTF") and its shareholders to reorganize DTF into the Municipal Portfolio of the Daily Income Fund ("DIF" and together with DTF, the "Funds"), in a tax-free reorganization, subject to shareholder approval (the "Reorganization"). In making this determination, the Board considered a number of factors, including, the similarity of the investment strategies of the Funds' portfolios; the greater asset size of DIF relative to that of DTF and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds' portfolios; that the proposed Reorganization would be tax-free for shareholders of DTF and would have no tax impact on shareholders of DIF; and that the interests of DTF's and DIF's shareholders would not be diluted as a result of the proposed Reorganization.

                  On or about November 5, 2007, DTF expects to convene a special meeting of its shareholders. The record date for those shareholders entitled to notice of and to vote at the special meeting is expected to be on or about August 17, 2007. If DTF's shareholders approve the proposed Reorganization, DTF anticipates that the Reorganization will take place soon after that meeting. DTF's shareholders will be sent more information about the proposed Reorganization in proxy solicitation materials expected to be mailed on or about September 14, 2007.

                  Until the Reorganization is completed, shares of DTF will continue to be sold and reinvestment of dividends and distributions into shares of DTF will continue, unless the shareholder has elected to receive dividends and distributions in cash. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting. DTF's shareholders also may continue to purchase or redeem shares, as described in the Prospectus, before the closing of the proposed Reorganization.

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-78513

                        DAILY TAX FREE INCOME FUND, INC.

                     SUPPLEMENT DATED JUNE 18, 2007, TO THE
                      FIRST SOUTHWEST TAX FREE INCOME FUND
                   SHARES OF DAILY TAX FREE INCOME FUND, INC.
                       PROSPECTUS DATED FEBRUARY 28, 2007

                  The Board of Directors (the "Board") of Daily Tax Free Income Fund, Inc. has determined that it is in the best interests of the Daily Tax Free Income Fund, Inc. ("DTF") and its shareholders to reorganize DTF into the Municipal Portfolio of the Daily Income Fund ("DIF" and together with DTF, the "Funds"), in a tax-free reorganization, subject to shareholder approval (the "Reorganization"). In making this determination, the Board considered a number of factors, including, the similarity of the investment strategies of the Funds' portfolios; the greater asset size of DIF relative to that of DTF and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds' portfolios; that the proposed Reorganization would be tax-free for shareholders of DTF and would have no tax impact on shareholders of DIF; and that the interests of DTF's and DIF's shareholders would not be diluted as a result of the proposed Reorganization.

                  On or about November 5, 2007, DTF expects to convene a special meeting of its shareholders. The record date for those shareholders entitled to notice of and to vote at the special meeting is expected to be on or about August 17, 2007. If DTF's shareholders approve the proposed Reorganization, DTF anticipates that the Reorganization will take place soon after that meeting. DTF's shareholders will be sent more information about the proposed Reorganization in proxy solicitation materials expected to be mailed on or about September 14, 2007.

                  Until the Reorganization is completed, shares of DTF will continue to be sold and reinvestment of dividends and distributions into shares of DTF will continue, unless the shareholder has elected to receive dividends and distributions in cash. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting. DTF's shareholders also may continue to purchase or redeem shares, as described in the Prospectus, before the closing of the proposed Reorganization.

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-78513


                        DAILY TAX FREE INCOME FUND, INC.

                     SUPPLEMENT DATED JUNE 18, 2007, TO THE
                            THORNBURG CLASS OF SHARES
                       OF DAILY TAX FREE INCOME FUND, INC.
                       PROSPECTUS DATED FEBRUARY 28, 2007

                  The Board of Directors (the "Board") of Daily Tax Free Income Fund, Inc. has determined that it is in the best interests of the Daily Tax Free Income Fund, Inc. ("DTF") and its shareholders to reorganize DTF into the Municipal Portfolio of the Daily Income Fund ("DIF" and together with DTF, the "Funds"), in a tax-free reorganization, subject to shareholder approval (the "Reorganization"). In making this determination, the Board considered a number of factors, including, the similarity of the investment strategies of the Funds' portfolios; the greater asset size of DIF relative to that of DTF and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds' portfolios; that the proposed Reorganization would be tax-free for shareholders of DTF and would have no tax impact on shareholders of DIF; and that the interests of DTF's and DIF's shareholders would not be diluted as a result of the proposed Reorganization.

                  On or about November 5, 2007, DTF expects to convene a special meeting of its shareholders. The record date for those shareholders entitled to notice of and to vote at the special meeting is expected to be on or about August 17, 2007. If DTF's shareholders approve the proposed Reorganization, DTF anticipates that the Reorganization will take place soon after that meeting. DTF's shareholders will be sent more information about the proposed Reorganization in proxy solicitation materials expected to be mailed on or about September 14, 2007.

                  Until the Reorganization is completed, shares of DTF will continue to be sold and reinvestment of dividends and distributions into shares of DTF will continue, unless the shareholder has elected to receive dividends and distributions in cash. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting. DTF's shareholders also may continue to purchase or redeem shares, as described in the Prospectus, before the closing of the proposed Reorganization.